Debt - Debt amounts outstanding (Details) - USD ($)		Dec. 31, 2015	Jun. 19, 2015	Dec. 31, 2014	Feb. 21, 2014	May. 31, 2013	May. 17, 2013	Mar. 20, 2013
Debt Instrument [Line Items]
Long-term Debt		$ 3,592,300,000		$ 3,303,900,000
Less current portion long term external debt		(105,300,000)		(76,500,000)
Long-term external debt		3,487,000,000		3,227,400,000
Total related party debt		306,000,000		346,500,000
Less current portion of related party debt		(145,800,000)		(40,400,000)
Long-term related party debt and related party loan notes		160,200,000		306,100,000
Total external and related party debt		3,898,300,000		3,650,400,000
Amount borrowed from related parties		306,000,000		346,500,000
Line of Credit
Debt Instrument [Line Items]
Total related party debt		196,500,000		237,000,000
Amount borrowed from related parties		196,500,000		237,000,000
Senior Secured Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Long-term Debt		2,894,700,000		2,881,000,000
$1450 facility
Debt Instrument [Line Items]
Long-term Debt		775,600,000
$1450 facility | Line of Credit
Debt Instrument [Line Items]
Long-term Debt		382,600,000		422,900,000
US $420 Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		420,000,000	$ 420,000,000
US $420 Credit Facility | Line of Credit
Debt Instrument [Line Items]
Long-term Debt		315,000,000		0
West Vencedor Loan Agreement | Line of Credit
Debt Instrument [Line Items]
Total related party debt		57,500,000		78,200,000
Amount borrowed from related parties		57,500,000		78,200,000
$440 facility | Line of Credit
Debt Instrument [Line Items]
Long-term Debt		224,300,000		258,400,000
Total related party debt		139,000,000		158,800,000
Amount borrowed from related parties		139,000,000		158,800,000
$109.5 facility | Discount Notes
Debt Instrument [Line Items]
Total related party debt		109,500,000		109,500,000
Amount borrowed from related parties		109,500,000		109,500,000
Revolving Credit Facility | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Maximum borrowing capacity		100,000,000			$ 100,000,000
Revolving Credit Facility | $1450 facility
Debt Instrument [Line Items]
Maximum borrowing capacity		1,450,000,000		1,450,000,000				$ 1,450,000,000
Revolving Credit Facility | US $420 Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 100,000,000
Revolving Credit Facility | West Vencedor Loan Agreement
Debt Instrument [Line Items]
Maximum borrowing capacity		1,200,000,000		1,200,000,000
Revolving Credit Facility | $440 facility
Debt Instrument [Line Items]
Maximum borrowing capacity		440,000,000		440,000,000
Seadrill
Debt Instrument [Line Items]
Less current portion of related party debt	[1]	(354,700,000)		(250,000,000)
Seadrill | Vendor Financing Loan
Debt Instrument [Line Items]
Total related party debt		109,500,000		109,500,000
Amount borrowed from related parties		109,500,000		109,500,000
Seadrill | Line of Credit
Debt Instrument [Line Items]
Total related party debt	[2]	0		0
Amount borrowed from related parties	[2]	0		0
Seadrill | Discount Notes
Debt Instrument [Line Items]
Total related party debt	[3]	0		0
Amount borrowed from related parties	[3]	0		0
Seadrill | $109.5 facility | Vendor Financing Loan
Debt Instrument [Line Items]
Total related party debt						$ 109,500,000	$ 109,500,000
Amount borrowed from related parties						109,500,000	$ 109,500,000
Debt face amount		$ 109,500,000.0		$ 109,500,000.0		$ 109,500,000.0

[1]	Trading balances – Receivables and payables with Seadrill and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services, as well as, accrued interest. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill and its subsidiaries are unsecured, generally bear interest at a rate equal to LIBOR plus approximately 4% per annum, and are intended to be settled in the ordinary course of business.
[2]	$100 million revolving credit facility – In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance. On March 1, 2014, the revolving credit facility was amended to reduce the maximum borrowing limit from $300 million to $100 million. During 2015 the Company drew down nothing from the revolving credit facility and repaid nothing. As at December 31, 2015 and 2014, the outstanding balance was nil and nil, respectively.
[3]	Discount loan notes:•$229.9 million discount note - On December 13, 2013, as part of the acquisition of the West Sirius, Seadrill Capricorn Holdings issued a zero coupon discount note from Seadrill for $229.9 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $238.5 million to Seadrill. This note was repaid in full in February 2014 with proceeds from the Senior Secured Credit Facilities.•$70.0 million discount note - On December 13, 2013, as part of the acquisition of the West Sirius, the Company issued a zero coupon discount note from Seadrill for $70.0 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $72.6 million to Seadrill.This note was repaid in full in February 2014 with proceeds from the Senior Secured Credit Facilities.•$100.0 million discount note - On March 21, 2014, as part of the acquisition of the West Auriga, Seadrill Capricorn Holdings issued a zero coupon discount note to Seadrill in an initial amount of $100.0 million. The note was repayable in September 2015 and upon maturity, the Company was due to pay $103.7 million to Seadrill. This note was repaid in June 2014 with proceeds from the Senior Secured Credit Facilities.